INTEGRITY SHORT TERM GOVERNMENT FUND
Schedule of Investments April 30, 2025 (unaudited)
	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (75.4%)

Fannie Mae Pool (15.1%)
(a) FN 47935 4.897% 5/1/2027 (ECOFC + 1.254%)	247	$246
FN 252284 6.5% 1/1/2029	14,233	14,437
FN 555326 5.5% 4/1/2033	41,276	42,144
FN 745751 5.5% 9/1/2035	11,542	11,833
(a) FN 748375 7.025% 8/1/2033 (RFUCCT 1 Year + 1.199%)	466	469
FN DA0007 5.5% 9/1/2053	149,283	149,186
FN DA5011 6.5% 11/1/2053	199,944	208,048
FN BX3957 6% 1/1/2053	29,756	30,384
FN BY1715 6% 5/1/2053	111,382	113,267
FN BY3768 6.5% 7/1/2053	98,182	101,640
FN CA6065 3% 6/1/2050	122,128	103,914
FN CB5316 6% 12/1/2052	381,948	388,578
FN CB5525 6% 1/1/2053	361,145	366,869
FN CB6762 6% 7/1/2053	82,165	83,593
FN FS3411 6% 1/1/2053	210,118	213,232
FN FS4041 5.5% 3/1/2053	489,771	489,830
FN FS4979 5.5% 5/1/2053	389,263	388,895
FN FS5206 6% 7/1/2053	446,721	454,407
FN FS6931 5.5% 1/1/2053	286,209	285,786
FN FS9447 6% 12/1/2053	455,721	463,630
FN 888073 5.5% 2/1/2035	7,794	7,982
FN MA3067 3.5% 7/1/2047	96,087	87,017
FN MA4908 6% 1/1/2043	257,631	262,978
FN MA4891 5.5% 12/1/2042	191,128	194,088
FN MA4935 6% 2/1/2043	122,103	124,680
FN MA5031 7% 4/1/2053	100,759	103,842
FN MA5107 5.5% 8/1/2053	213,719	213,316
FN MA5132 6% 8/1/2053	240,827	241,955
FN MA5522 6.5% 9/1/2054	268,253	274,250
		5,420,496
Fannie Mae Real Estate Mortgage Investment Conduit (5.0%)
FNR 2023-14 E 6% 6/25/2048	200,429	202,927
FNR 2024-24 AB 5.5% 8/25/2050	108,739	110,341
FNR 2025-4 D 5.5% 7/25/2052	314,300	316,126
(a) FNR 2025-2 FD 6% 2/25/2055 (SOFR 30 Day Average + 2.000%)	257,500	257,888
(a) FNR 2006-33 CF 4.76817% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	283,286	281,071
(a) FNR 2007-54 EF 4.80817% 6/25/2037 ((SOFR 30 Day Average + 0.11448%) + 0.340%)	176,255	173,564
(a) FNR 2009-46 FB 5.16817% 6/25/2039 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	300,729	299,315
(a) FNR 2010-35 KF 4.96817% 4/25/2040 ((SOFR 30 Day Average + 0.11448%) + 0.500%)	178,200	177,954
		1,819,186
Fannie Mae Alternative Credit Enhancement Securities (1.8%)
(b)(c) FNA 2019-M23 X2 0.35845% 2/25/2031	26,423,744	213,060
(b)(c) FNA 2019-M32 X2 1.22659% 10/25/2029	4,706,955	174,362
(b)(c) FNA 2020-M10 X6 1.49946% 8/25/2028	3,381,962	113,945
(b)(c) FNA 2020-M27 X 0.90358% 5/25/2050	4,159,599	166,208
		667,575
Freddie Mac Pool (14.9%)
FR SD2578 6% 3/1/2053	239,678	244,952
FR SD2284 6% 12/1/2052	140,513	142,772
FR SD3475 5.5% 8/1/2053	439,159	441,929
FR SD3518 5.5% 7/1/2053	263,071	262,967
FR SD3553 6% 7/1/2053	388,822	395,572
FR SD6337 6% 9/1/2054	288,952	295,206
FR SD8316 5.5% 4/1/2053	141,147	140,921
FR SD8332 6% 6/1/2053	273,039	277,244
FR SD8446 5.5% 7/1/2054	148,632	148,182
FR SD3846 6% 9/1/2053	460,309	467,369
FR SD4252 6.5% 10/1/2053	299,534	309,767
FR QF7098 5.5% 2/1/2053	466,382	465,887
FR QF6560 5.5% 1/1/2053	381,842	384,179
FR QF8178 6% 2/1/2053	121,471	123,367
FR QF8450 6% 3/1/2053	80,729	82,087
FR QG1921 6.5% 5/1/2053	162,925	169,164
FR QG6170 6% 7/1/2053	108,780	111,305
FR QG5777 6.5% 6/1/2053	88,980	91,903
FR QH1757 6.5% 10/1/2053	75,788	78,556
FR QS0276 6% 2/1/2033	163,586	170,775
FR RA6212 4% 10/1/2051	272,722	254,890
FR RB5221 6% 2/1/2043	296,570	302,824
		5,361,818
Freddie Mac Gold Pool (0.5%)
FG G01584 5% 8/1/2033	19,991	20,284
FG NB0014 3.5% 4/1/2049	146,490	134,387
FG H09207 6.5% 8/1/2038	8,054	8,255
		162,926
Freddie Mac Multifamily Structured Pass Through Certificates (2.9%)
(b) FHMS Q004 A2H 6.530064% 1/25/2046	91,667	91,281
(b)(c) FHMS K078 XAM 0.146673% 6/25/2028	33,580,000	73,567
(b) FHMS Q007 APT1 6.915752% 10/25/2047	15,206	15,230
(b)(c) FHMS K736 X1 1.383724% 7/25/2026	5,293,025	61,941
(b)(c) FHMS K738 X1 1.594779% 1/25/2027	1,737,594	35,918
(b)(c) FHMS K115 X1 1.419559% 6/25/2030	1,382,335	77,406
(b)(c) FHMS Q016 XPT1 0.981% 5/25/2026	2,954,065	25,169
(b)(c) FHMS K507 X1 0.260878% 9/25/2028	31,890,081	147,501
(b)(c) FHMS K514 X1 1.159669% 12/25/2028	3,787,780	121,617
(b)(c) FHMS KS16 X 1.18235% 1/25/2032	6,800,000	401,270
		1,050,900
Freddie Mac Real Estate Mortgage Investment Conduit (4.7%)
FHR 2344 ZD 6.5% 8/15/2031	5,240	5,468
(a) FHR 3843 F 4.78919% 4/15/2041 ((SOFR 30 Day Average + 0.11448%) + 0.330%)	221,330	220,064
(a) FHR 4238 FD 4.75919% 2/15/2042 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	283,122	282,161
FHR 5420 KB 6% 4/25/2050	500,000	516,254
FHR 5423 A 5% 11/25/2050	106,484	106,404
(a) FHR 2801 FG 4.90919% 7/15/2032 ((SOFR 30 Day Average + 0.11448%) + 0.450%)	304,240	303,642
(a) FHR 3117 TA 5.45919% 2/15/2036 ((SOFR 30 Day Average + 0.11448%) + 1.000%)	277,069	268,425
		1,702,418
Freddie Mac Small Balance Loan Mortgage Trust (0.4%)
(a) FRESB 2016-SB13 A5H 5.14813% 1/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	90,970	90,526
(a) FRESB 2016-SB16 A5H 5.14813% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	56,841	56,135
		146,661
Ginnie Mae I Pool (0.0%)
GN 741854 4% 5/15/2025	101	101
Ginnie Mae II Pool (8.9%)
G2 MA6402 4.5% 1/20/2050	7,969	7,588
G2 MA8681 6.5% 1/20/2053	260,512	264,615
G2 MA9896 7% 9/20/2054	145,921	148,700
G2 MA9174 7% 9/20/2053	56,893	58,716
G2 MA9478 7% 2/20/2054	147,796	150,972
G2 CR1853 7% 11/20/2052	30,057	30,981
G2 MB0094 6.5% 12/20/2054	370,613	379,238
G2 MB0124 6.5% 1/20/2040	266,788	278,928
G2 MB0194 6.5% 2/20/2055	498,679	505,633
G2 MB0195 7% 2/20/2055	397,540	405,879
G2 MB0207 6.5% 2/20/2055	169,238	173,217
G2 MB0249 7% 2/20/2055	499,631	506,775
G2 MB0298 7% 4/20/2055	300,000	306,055
		3,217,297
Government National Mortgage Association (21.0%)
(a) GNR 2015-H27 FA 5.18919% 9/20/2065 ((TSFR 1 Month Average + 0.11448%) + 0.750%)	134,270	134,430
(b)(c) GNR 2013-15 IO 0.58479% 8/16/2051	1,348,049	32,383
(b)(c) GNR 2013-33 IO 0.18089% 4/16/2054	5,091,388	11,147
(b)(c) GNR 2014-73 IO 0.40338% 4/16/2056	2,713,463	34,923
(b)(c) GNR 2014-16 IO 0.40227% 6/16/2055	11,789,000	182,073
(b)(c) GNR 2015-130 IO 0.68637% 7/16/2057	1,301,876	42,151
(b)(c) GNR 2017-127 IO 0.5456% 2/16/2059	4,520,881	160,581
(b)(c) GNR 2017-143 IO 0.48098% 1/16/2059	2,398,271	64,674
(b)(c) GNR 2017-76 IO 0.77149% 12/16/2056	1,441,583	68,847
(b)(c) GNR 2017-28 IO 0.7008% 2/16/2057	1,814,681	69,517
(b)(c) GNR 2016-52 IO 0.73992% 3/16/2058	3,491,180	128,446
(b)(c) GNR 2016-158 IO 0.74525% 6/16/2058	2,071,573	74,195
(b)(c) GNR 2016-94 IO 0.76378% 12/16/2057	5,125,168	159,762
(b)(c) GNR 2018-2 IO 0.7041% 12/16/2059	3,346,036	145,800
(b)(c) GNR 2018-74 IO 0.29625% 3/16/2060	4,814,216	91,127
(b)(c) GNR 2019-7 IO 0.89921% 1/16/2061	5,325,153	350,364
(b)(c) GNR 2018-108 IA 0.67737% 8/16/2060	868,801	52,164
(b)(c) GNR 2018-119 IO 0.67988% 5/16/2060	641,896	36,239
(b)(c) GNR 2018-140 IO 0.704% 7/16/2060	3,641,922	202,257
(b)(c) GNR 2020-40 IO 0.87512% 1/16/2062	1,603,948	96,602
(b)(c) GNR 2019-75 IO 0.85332% 12/16/2060	2,793,113	168,481
(b)(c) GNR 2020-132 IO 0.84821% 9/16/2062	1,460,839	93,396
(b)(c) GNR 2020-87 AI 1.86711% 5/16/2060	854,753	101,099
(b)(c) GNR 2020-121 IO 0.893% 8/16/2060	937,660	60,113
(b)(c) GNR 2021-H11 IY 0.2757% 7/20/2071	2,530,483	79,474
(b)(c) GNR 2020-H19 SI 1.59948% 10/20/2070	680,688	17,450
(b)(c) GNR 2021-H06 YI 1.02655% 4/20/2071	1,673,083	105,939
(a) GNR 2021-H08 VF 5.55006% 4/20/2071 (SOFR 30 Day Average + 1.200%)	204,632	206,742
(b)(c) GNR 2021-63 IO 0.81545% 4/16/2061	4,071,616	243,330
(b)(c) GNR 2021-68 IO 0.87331% 10/16/2062	1,558,895	99,912
(b)(c) GNR 2021-47 IO 0.99231% 3/16/2061	1,056,399	72,878
(b)(c) GNR 2020-168 IA 0.97939% 12/16/2062	6,466,099	483,391
(b)(c) GNR 2020-177 IO 0.81979% 6/16/2062	1,595,481	99,188
(b)(c) GNR 2021-52 IO 0.72128% 4/16/2063	2,356,767	123,479
(b)(c) GNR 2020-190 IO 1.0507% 11/16/2062	1,787,265	138,454
(b)(c) GNR 2021-10 IO 0.98661% 5/16/2063	1,325,309	98,751
(b)(c) GNR 2021-14 IO 1.32903% 6/16/2063	2,588,643	239,407
(b)(c) GNR 2021-31 IO 0.94028% 1/16/2061	2,195,434	154,191
(b)(c) GNR 2021-37 IO 0.79849% 1/16/2061	1,631,255	97,382
(b)(c) GNR 2021-36 IO 1.28797% 3/16/2063	1,919,688	160,204
(b)(c) GNR 2021-171 IO 0.99487% 8/16/2061	1,483,828	100,835
(b)(c) GNR 2021-150 IO 1.04342% 11/16/2063	971,921	77,232
(b)(c) GNR 2021-110 IO 0.87465% 11/16/2063	2,156,748	147,295
(b)(c) GNR 2021-195 IX 1.2017% 8/16/2063	4,590,025	413,082
(b)(c) GNR 2021-208 IO 0.75766% 6/16/2064	3,740,853	206,864
(b)(c) GNR 2024-161 IO 0.74267% 6/16/2064	1,777,337	101,681
(b)(c) GNR 2025-14 IO 0.55303% 3/16/2066	4,692,992	284,255
(b)(c) GNR 2024-179 XI 0.83054% 12/16/2066	3,286,567	243,756
(b)(c) GNR 2025-53 IO 0.55222% 10/16/2066	5,696,759	319,189
(b)(c) GNR 2023-H02 IK 1.00888% 1/20/2073	1,016,589	77,593
(b)(c) GNR 2022-H07 IG 1.79869% 2/20/2072	960,630	37,341
(b)(c) GNR 2025-H02 DI 0.87813% 12/20/2074	6,850,108	358,827
(b)(c) GNR 2023-H16 GI 0.69982% 6/20/2073	2,003,488	96,284
(b)(c) GNR 2024-H07 IG 0.862% 4/20/2074	1,665,664	102,808
		7,547,985

Seasoned Credit Risk Transfer Trust Series (0.2%)
SCRT 2020-3 M5TW 3% 5/25/2060	71,372	63,916

TOTAL MORTGAGE BACKED SECURITIES (Cost: $27,010,598)		$27,161,279

U.S. GOVERNMENT TREASURY BILLS (23.0%)
United States Treasury Bill 5/27/2025	200,000	199,390
United States Treasury 7-Year Note 1.250% 9/30/2028	1,365,000	1,260,492
United States Treasury 2-Year Note 4.625% 6/30/2026	6,105,000	6,157,703
United States Treasury 2-Year Note 4.125% 2/28/2027	660,000	665,311
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $8,270,010)		$8,282,896

TOTAL INVESTMENTS (Cost $35,280,608) (98.4%)		$35,444,175

OTHER ASSETS LESS LIABILITIES (1.6%)		$560,168

NET ASSETS (100.0%)		$36,004,343

(a) Variable rate security; the rate shown represents the rate at April 30, 2025. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at April 30, 2025. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
SOFR - Secured Overnight Financing Rate
SOFR 30 Day Average rate disclosed as of April 30, 2025, based on the last reset date of the security.
TSFR - Term SOFR
TSFR 1 Month Average rate disclosed as of April 30, 2025, based on the last reset date of the security.
ECOFC - Enterprise 11th District COFI Replacement Index
1 Month ECOFC - 1 Month ECOFC rate disclosed as of April 30, 2025, based on the last reset date of the security.
RFUCCT1Y - 1 Year Refinitiv USD IBOR Consumer Cash Fallbacks
RFUCCT 1 Year rate disclosed as of April 30, 2025, based on the last reset date of the security

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Short Term Government Fund
Investments at cost	$35,280,608
Unrealized appreciation	$748,157
Unrealized depreciation	(584,590)
Net unrealized appreciation/(depreciation)*	$163,567

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

Integrity Short Term Government Fund
	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$-	$27,161,279.00	$-	$27,161,279.00
U.S Government Treasury Bills		8,282,896.00		8,282,896.00
Total	$-	$35,444,175.00	$-	$35,444,175.00